Reorganization and Description of Business - Additional Information (Details)	9 Months Ended
	Dec. 31, 2023 $ / shares shares	Sep. 20, 2023 shares	Mar. 31, 2023 $ / shares shares	Mar. 31, 2022 $ / shares shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares	$ 0.0001		$ 0.0001	$ 0.0001
Ordinary shares, outstanding | shares	68,440,829		16,501,984	606,425
Roadzen RSU [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ratio of conversion	27.21
Roadzen. Inc [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Ordinary shares, outstanding | shares		1
Ordinary Shares
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Ratio of conversion	27.21